Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.4%)
Alphabet, Inc. - Class A	46,112	13,260
Alphabet, Inc. - Class C	36,880	10,579
Comcast Corp. - Class A	94,639	2,717
Meta Platforms, Inc. - Class A	6,050	3,461
News Corp. - Class A	235,567	5,873
T-Mobile US, Inc.	27,965	5,874
Versant Media Group, Inc. *	4,028	149
The Walt Disney Co.	69,123	6,662
Total		48,575

Consumer Discretionary (3.6%)
Amazon.com, Inc. *	47,822	9,960
The Home Depot, Inc.	21,319	7,011
Las Vegas Sands Corp.	144,056	7,762
Mattel, Inc. *	139,792	2,031
Total		26,764

Consumer Staples (7.0%)
Colgate-Palmolive Co.	132,943	11,331
Conagra Brands, Inc.	74,139	1,165
Kenvue, Inc.	325,179	5,606
Kimberly-Clark Corp.	52,129	5,029
Philip Morris International, Inc.	52,846	8,737
The Procter & Gamble Co.	74,859	10,813
Tyson Foods, Inc. - Class A	91,496	5,862
Walmart, Inc.	36,665	4,557
Total		53,100

Energy (10.9%)
Chevron Corp.	40,784	8,438
ConocoPhillips	109,367	14,437
EOG Resources, Inc.	45,176	6,531
EQT Corp.	42,206	2,686
Expand Energy Corp.	52,827	5,799
Exxon Mobil Corp.	70,758	12,005
Kinder Morgan, Inc.	32,024	1,074
Phillips 66	3,988	727
SLB, Ltd.	82,569	4,243
South Bow Corp.	62,478	2,079
TC Energy Corp.	50,912	3,187
TotalEnergies SE	192,251	17,751
The Williams Cos., Inc.	48,368	3,520
Total		82,477

Financials (20.1%)
The Allstate Corp.	28,802	5,972
American International Group, Inc.	113,321	8,527
Apollo Global Management, Inc.	13,652	1,521

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Bank of America Corp.	203,258	9,909
Capital One Financial Corp.	6,887	1,256
The Charles Schwab Corp.	148,067	13,915
Chubb, Ltd.	35,030	11,417
Citigroup, Inc.	115,608	13,111
Corebridge Financial, Inc.	50,214	1,198
Equitable Holdings, Inc.	208,013	7,719
Fifth Third Bancorp	184,747	8,583
Global Payments, Inc.	9,096	612
The Hartford Insurance Group, Inc.	8,774	1,187
Huntington Bancshares, Inc.	474,626	7,428
JPMorgan Chase & Co.	44,958	13,225
Loews Corp.	92,283	9,850
MetLife, Inc.	204,589	14,469
Morgan Stanley	8,311	1,368
State Street Corp.	26,911	3,406
U.S. Bancorp	193,611	10,070
Wells Fargo & Co.	83,363	6,637
Total		151,380

Health Care (12.7%)
AstraZeneca PLC	31,460	6,204
Becton Dickinson and Co.	60,373	9,492
Biogen, Inc. *	11,844	2,171
Bristol-Myers Squibb Co.	78,744	4,776
The Cigna Group	23,227	6,196
CVS Health Corp.	124,583	8,948
Elevance Health, Inc.	31,614	9,255
Johnson & Johnson	17,545	4,289
Medtronic PLC	64,989	5,631
Merck & Co., Inc.	65,380	7,865
Novo Nordisk A/S, ADR	66,452	2,442
Sanofi SA	12,755	1,230
Sanofi SA, ADR	12,321	594
Thermo Fisher Scientific, Inc.	7,851	3,859
UnitedHealth Group, Inc.	19,095	5,167
Viatris, Inc.	529,589	7,155
Waters Corp. *	9,015	2,685
Zimmer Biomet Holdings, Inc.	86,777	7,846
Total		95,805

Industrials (13.9%)
3M Co.	11,922	1,731
AGCO Corp.	40,403	4,681
The Boeing Co. *	43,404	8,639

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Booz Allen Hamilton Holding Corp.	42,388	3,308
CSX Corp.	235,409	9,664
Dover Corp.	12,243	2,552
Fortive Corp.	162,802	9,000
General Electric Co.	25,908	7,352
L3Harris Technologies, Inc.	33,298	11,493
The Middleby Corp. *	16,050	2,128
Norfolk Southern Corp.	5,171	1,484
Rockwell Automation, Inc.	14,331	5,143
Siemens AG	36,206	8,588
Southwest Airlines Co.	178,658	6,712
StandardAero, Inc. *	94,908	2,451
Stanley Black & Decker, Inc.	131,679	9,357
Union Pacific Corp.	18,846	4,572
United Parcel Service, Inc. - Class B	63,251	6,223
Total		105,078

Information Technology (10.5%)
Accenture PLC - Class A	8,958	1,776
Advanced Micro Devices, Inc. *	28,886	5,876
Applied Materials, Inc.	27,243	9,311
Cisco Systems, Inc.	46,884	3,638
Fiserv, Inc. *	43,084	2,404
Intel Corp. *	122,118	5,389
Microsoft Corp.	19,180	7,100
QUALCOMM, Inc.	87,520	11,271
Ralliant Corp.	75,388	3,136
Salesforce, Inc.	30,868	5,762
Samsung Electronics Co., Ltd.	127,957	14,374
TE Connectivity PLC	4,072	851
Teledyne Technologies, Inc. *	1,742	1,054
Texas Instruments, Inc.	38,273	7,430
Total		79,372

Materials (3.7%)
Avery Dennison Corp.	12,932	2,233
CF Industries Holdings, Inc.	97,893	12,710
International Paper Co.	248,108	8,858
West Fraser Timber Co., Ltd.	62,307	4,068
Total		27,869

Equity Income Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Real Estate (3.2%)
CubeSmart	5,175	190
Equity Residential	138,369	8,184
Public Storage	3,200	867
Rayonier, Inc.	305,071	6,291
Rexford Industrial Realty, Inc.	125,120	4,095
Sun Communities, Inc.	11,234	1,415
Weyerhaeuser Co.	133,894	3,271
Total		24,313

Utilities (6.3%)
Alliant Energy Corp.	96,964	6,958
Ameren Corp.	72,262	7,943
NextEra Energy, Inc.	72,478	6,732
Sempra	77,224	7,504
The Southern Co.	169,296	16,340
Xcel Energy, Inc.	26,659	2,118
Total		47,595

Total Common Stocks (Cost: $580,776)		742,328

Convertible Preferred Stocks (0.7%)
Industrials (0.4%)
The Boeing Co., 6.000%, 10/15/27	49,355	3,202
Total		3,202

Utilities (0.3%)
The Southern Co., 7.125%, 12/15/28	38,728	1,991
Total		1,991

Total Convertible Preferred Stocks (Cost: $4,404)		5,193

Total Investments (99.0%) (Cost: $585,180)@		747,521

Other Assets, Less Liabilities (1.0%)		7,625

Net Assets (100.0%)		755,146

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $585,180 and the net unrealized appreciation of investments based on that cost was $162,341 which is comprised of $196,437 aggregate gross unrealized appreciation and $34,096 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$64,726	$17,751	$—
Health Care	94,575	1,230	—
Industrials	96,490	8,588	—
Information Technology	64,998	14,374	—
All Others	379,596	—	—
Convertible Preferred Stocks	5,193	—	—

Total Assets:	$705,578	$41,943	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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